UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments

UBS Money Series

UBS Liquid Assets Government Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 70.88%
Federal Farm Credit Bank
0.586%, due 08/29/16[1]	15,000,000	15,000,000
Federal Home Loan Bank
0.320%, due 09/15/16[2]	7,000,000	6,997,200
0.320%, due 09/30/16[2]	10,000,000	9,994,667
0.325%, due 09/14/16[2]	25,000,000	24,990,069
0.325%, due 09/28/16[2]	25,000,000	24,986,910
0.327%, due 08/05/16[2]	10,000,000	9,999,637
0.330%, due 08/19/16[2]	20,000,000	19,996,700
0.335%, due 09/19/16[2]	10,000,000	9,995,440
0.370%, due 10/14/16[2]	6,000,000	5,995,437
0.379%, due 10/21/16[2]	15,000,000	14,987,209
0.380%, due 09/30/16[2]	20,000,000	19,987,333
0.400%, due 09/14/16[2]	3,000,000	2,998,533
0.400%, due 09/23/16[2]	5,750,000	5,746,614
0.400%, due 10/28/16	7,000,000	6,999,521
0.406%, due 08/12/16[1]	20,000,000	20,000,000
0.455%, due 08/31/16[2]	10,000,000	9,996,208
0.500%, due 10/17/16[2]	10,000,000	9,989,305
0.586%, due 10/10/16[1]	10,000,000	9,999,375
Federal Home Loan Mortgage Corp.
0.350%, due 12/05/16[2]	7,000,000	6,991,425
0.410%, due 01/06/17	5,000,000	4,991,003
Federal National Mortgage Association
0.609%, due 06/01/17	5,000,000	4,974,803
0.635%, due 10/11/16[1]	6,500,000	6,500,000
US Treasury Bills
0.270%, due 11/03/16[2]	12,000,000	11,987,780
0.210%, due 09/15/16[2]	10,000,000	9,994,424
0.430%, due 04/27/17[2]	12,000,000	11,949,069
US Treasury Notes
0.494%, due 08/01/16[1]	4,100,000	4,099,670
0.500%, due 09/30/16	10,000,000	10,002,056
0.500%, due 01/31/17	7,000,000	6,999,658
0.510%, due 08/01/16[1]	18,000,000	18,005,278
0.625%, due 05/31/17	5,000,000	4,997,388
0.750%, due 01/15/17	7,000,000	7,006,914
0.875%, due 02/28/17	6,000,000	6,013,334
1.000%, due 09/30/16	30,000,000	30,031,976
2.750%, due 11/30/16	3,000,000	3,023,243
3.125%, due 10/31/16	34,250,000	34,484,331

Total US government and agency obligations (cost — $410,712,510)		410,712,510

UBS Money Series

UBS Liquid Assets Government Fund

Schedule of investments — July 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — 29.76%
Repurchase agreement dated 07/27/16 with Barclays Capital, Inc., 0.310% due 08/03/16, collateralized by $400 US Treasury Bond Principal STRIPs, zero coupon due 08/15/17 to 05/15/44, $23,559,267 US Treasury Bond STRIPs, zero coupon due 08/15/18 to 11/15/45, $95,882 US Treasury Inflation Index Bonds, zero coupon due 04/15/22 to 10/15/28, and $31,481,800 US Treasury Note, 2.250% due 11/15/25; (value — $51,000,021); proceeds: $50,003,014	50,000,000	50,000,000
Repurchase agreement dated 07/29/16 with Goldman Sachs & Co., 0.300% due 08/01/16, collateralized by $124,464,000 Federal National Mortgage Association obligation, 0.590% due 03/21/18; (value — $124,440,031); proceeds: $122,003,050	122,000,000	122,000,000
Repurchase agreement dated 07/29/16 with State Street Bank and Trust Co., 0.010% due 08/01/16, collateralized by $456,923 US Treasury Note, 1.625% due 04/30/19; (value — $469,484); proceeds: $459,000	459,000	459,000

Total repurchase agreements (cost — $172,459,000)		172,459,000

Total investments (cost — $583,171,510 which approximates cost for federal income tax purposes) — 100.64%		583,171,510
Liabilities in excess of other assets — (0.64)%		(3,694,113)

Net assets (applicable to 579,475,609 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		$579,477,397

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	410,712,510	—	410,712,510
Repurchase agreements	—	172,459,000	—	172,459,000
Total	—	583,171,510	—	583,171,510

At July 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 55 days.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rates shown are the discount rates at date of purchase unless otherwise noted.

UBS Money Series

Valuation of investments — Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2016.

UBS Money Series

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $4,330,932,531.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $3,602,237,356.

(Master Trust 1940 Act File Number is 811-22078)

UBS Tax-Free Reserves Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $468,065,005.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Institutional Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $6,635,733.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $8,485,416,000.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio of July 31, 2016 was $5,120,630,832.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $17,545,488.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Preferred Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $247,248,114.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Preferred Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $22,067,433.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $354,899,687.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $234,907,021.

(Master Trust 1940 Act File Number is 811-22078)

UBS Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $22,804,476.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Investor Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $5,122,239.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Capital Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $1,378,871,277.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Select Government Capital Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $3,490,536,248.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Reserves Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $388,390,631.

(Master Trust 1940 Act File Number is 811-22078)

UBS RMA Government Money Market Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2016 was $9,538,314,114.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: September 29, 2016

Exhibit EX-99.CERT

Certifications

I, Mark E. Carver, President of UBS Money Series, certify that:

1.	I have reviewed this report on Form N-Q of UBS Money Series;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2016

I, Thomas Disbrow, Vice President and Treasurer of UBS Money Series, certify that:

1.	I have reviewed this report on Form N-Q of UBS Money Series;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: September 29, 2016